Expense Example {- Strategic Advisers Large Cap Fund} - 05.31 Strategic Advisers Large Cap Fund PRO-03 - Strategic Advisers Large Cap Fund - Strategic Advisers Large Cap Fund	Jul. 30, 2021 USD ($)
Expense Example:
1 year	$ 27
3 years	102
5 years	225
10 years	$ 582